Trade payables and other current liabilities - Schedule of Deferred Income and Contract Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Non-current refund liabilities	€ 4,105	€ 27,778
Current refund liabilities	3,273	7,835
Refund liabilities	€ 7,378	€ 35,613